JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

March 10, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan California Municipal Money Market Fund,
JPMorgan Federal Money Market Fund and
JPMorgan New York Municipal Money Market Fund
(each, a “Fund”, and collectively, the “Funds”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the Funds do not differ from the prospectuses contained in the Post-Effective Amendment No. 420 (Amendment 421 under the Investment Company Act of 1940) filed electronically on March 8, 2016.

If you have any questions, please call the undersigned at (212) 648-0472.

Sincerely,

  /s/ Gregory S. Samuels

Gregory S. Samuels

Assistant Secretary